Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2019
Cost of Sales [abstract]
Schedule of Cost of Sales

	Year ended December 31, 2019
	Caylloma	San Jose	Total
Direct mining costs	$35,712	$66,022	$101,734
Salaries and benefits	7,557	7,483	15,040
Workers' participation	717	5,294	6,011
Depletion and depreciation	13,621	30,737	44,358
Royalties	750	3,385	4,135
Write-down of inventories	93	1,235	1,328
	$58,450	$114,156	$172,606

	Year ended December 31, 2018
	Caylloma	San Jose	Total
Direct mining costs	$38,788	$60,860	$99,648
Salaries and benefits	7,303	5,889	13,192
Workers' participation	1,726	4,438	6,164
Depletion and depreciation	12,222	32,251	44,473
Royalties	218	3,030	3,248
	$60,257	$106,468	$166,725